Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Statement [Abstract]
Revenues from sales of products
Cost of sales
Gross profit
Research and development expenses		41
General and administrative expenses	696	268
Operating loss	696	309
Financing expense (income), net	(5)	56
Net loss	$ 691	$ 365
Loss per share (basic and diluted)	$ (0.02)	$ (0.01)
Basic and diluted weighted average number of shares of common stock outstanding	28,853,284	25,130,126